Accounts Receivable And Unbilled Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of trade and other receivables and unbilled revenue [abstract]
Summary of Accounts Receivables

Accounts receivable consisted of the following:

December 31,	2025	2024

Trade receivables	$338	$400

Less: allowance for doubtful accounts	(9)	(11)

Trade receivables, net	$329	$389

Other receivables	16	9

Accounts receivable	$345	$398

Summary of Aging of Trade Receivables	Aging of trade receivables:

December 31,	2025	2024

Current to 90 days	$280	$308

Over 90 days	58	92

Trade receivables	$338	$400

Summary of Movement in Allowance For Doubtful Accounts

Movement in allowance for doubtful accounts:

December 31,	2025	2024

Opening balance	$11	$9

Impairment provision additions on receivables	2	2

Amounts settled and derecognized during the period	(4)	-

Closing balance	$9	$11

Summary of Movement in unbilled revenue

Movement in unbilled revenue was as follows:

December 31,	2025	2024
Opening balance	$159	$309
Unbilled revenue recognized	818	766
Amounts billed	(813)	(753)
Transfer to other assets	-	(161)
Currency translation effects	1	(2)
Closing balance	$165	$159

Current unbilled revenue	$164	$157
Non-current unbilled revenue	1	2
Total unbilled revenue	$165	$159